Basis of Presentation and Significant Accounting Policies - Useful Lives Of PP&E (Details)	Dec. 31, 2023
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful lives (in years)	1 year
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful lives (in years)	15 years
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Useful lives (in years)	7 years
Medical equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful lives (in years)	5 years
Medical equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful lives (in years)	10 years
Computer equipment
Property, Plant and Equipment [Line Items]
Useful lives (in years)	5 years
Signs
Property, Plant and Equipment [Line Items]
Useful lives (in years)	7 years
Automobiles
Property, Plant and Equipment [Line Items]
Useful lives (in years)	5 years
Software
Property, Plant and Equipment [Line Items]
Useful lives (in years)	7 years